Segment reporting - Reconciliation of information on reportable segments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
Profit / (loss) before taxation	2,333,614	906,813	(1,216,192)
Assets	13,447,713	11,281,788
Liabilities	4,529,445	4,254,388
Finance income	145,225	66,344	40,433
Finance costs	(34,622)	(33,396)	(28,362)
Charge for the year	(391,167)	(389,871)	(265,019)
Reversal of credit loss/(credit loss) on trade and other receivables	1,072
(Credit loss)/reversal of credit loss on trade and other receivables	1,072	(28,924)	(20,832)
Impairment loss on non-current assets	(3,448)	(13,485)	(2,941)
Reportable segments
Disclosure of operating segments [line items]
Profit / (loss) before taxation	2,333,945	859,501	354,550
Assets	10,935,144	8,830,028	10,188,040
Liabilities	4,430,828	4,173,410	3,995,757
Finance income	140,778	62,634	38,867
Finance costs	(34,614)	(33,385)	(28,345)
Charge for the year	(366,475)	(349,801)	(263,950)
Reversal of credit loss/(credit loss) on trade and other receivables	1,163
(Credit loss)/reversal of credit loss on trade and other receivables		(28,816)	(20,815)
Impairment loss on non-current assets	(3,448)	(13,485)	(2,941)
Other segment
Disclosure of operating segments [line items]
Profit / (loss) before taxation	17,814	97,455	58,556
Assets	190,366	171,163	164,928
Liabilities	43,699	62,341	57,119
Finance income	2,969	3,190	1,566
Finance costs	(8)	(11)	(17)
Charge for the year	(4,339)	(1,916)	(1,069)
Reversal of credit loss/(credit loss) on trade and other receivables	(91)
(Credit loss)/reversal of credit loss on trade and other receivables		(108)	(17)
Elimination of inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(375,049)	(216,579)	(123,511)
Unallocated amounts
Disclosure of operating segments [line items]
Finance income		520
Charge for the year		(38,154)
Fair value changes of redeemable shares with other preferential rights
Disclosure of operating segments [line items]
Profit / (loss) before taxation			(1,625,287)
Share of loss of an equity-accounted investee, net of tax
Disclosure of operating segments [line items]
Profit / (loss) before taxation		(8,162)	(4,011)
Expenses relating to construction of headquarter building and depreciation expense of apartments for use as staff quarters
Disclosure of operating segments [line items]
Profit / (loss) before taxation	(18,145)	(41,981)
Construction of headquarter building
Disclosure of operating segments [line items]
Assets	2,078,833	2,028,095
Liabilities	54,918	18,637
Apartments for use as staff quarters
Disclosure of operating segments [line items]
Assets	243,370	252,502
Segment revenue | Reportable segments
Disclosure of operating segments [line items]
Revenue	11,402,606	9,917,044	8,841,998
Profit / (loss) before taxation	2,333,945	859,501	354,550
Assets	10,935,144	8,830,028
Liabilities	4,430,828	4,173,410
Segment revenue | Other segment
Disclosure of operating segments [line items]
Revenue	445,651	385,184	353,172
Profit / (loss) before taxation	17,814	97,455	¥ 58,556
Assets	190,366	171,163
Liabilities	43,699	¥ 62,341
Elimination of discontinued operations
Disclosure of operating segments [line items]
Finance income	1,478
Depreciation and amortization expense	¥ (20,353)